Acquisitions, Acquired Intangible Assets, and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Schedule of Intangible Assets	Intangible assets consists of the following:

	As of September 30, 2021
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	1,194	(219)	975
Trade name	68	(25)	43
Capitalized internal-use software	1,997	(904)	1,093
Total as of September 30, 2021	$3,259	$(1,148)	$2,111

	As of December 31, 2020
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	1,194	(66)	1,128
Trade name	68	(3)	65
Capitalized internal-use software	1,561	(523)	1,038
Total as of December 31, 2020	$2,823	$(592)	$2,231
Intangible assets consists of the following:

	As of December 31, 2020
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Developed technology	$1,194	$(66)	$1,128
Trade name	68	(3)	65
Capitalized internal-use software	1,561	(523)	1,038
Total as of December 31, 2020	$2,823	$(592)	$2,231

	As of December 31, 2019
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Capitalized internal-use software	$626	$(218)	$408
Total as of December 31, 2019	$626	$(218)	$408

Schedule of Future Amortization Expense	As of September 30, 2021, future amortization expense is expected to be as follows:

Amount
Remainder of 2021	$156
2022	559
2023	428
2024	199
2025 and thereafter	769
Total	$2,111
As of December 31, 2020, future amortization expense is expected to be as follows:

Fiscal Year Ended December 31,	Amount
2021	$692
2022	546
2023	422
2024	208
2025 and thereafter	363
Total	$2,231